Share-based payments - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2025 Warrants shares $ / shares	Dec. 31, 2024 Warrants shares $ / shares	Dec. 31, 2023 shares Warrants $ / shares
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 9.94	$ 9.87	$ 10.07
SARs forfeited	9.54	11.25	9.7
SARs exercised	8.87	9.92	9.96
SARs expired	10.37	9.91	10.85
Weighted average exercise price, Outstanding at December 31,	9.35	9.94	9.87
SARs exercisable	$ 10.11	$ 10.03	$ 10.06
Number of share options, outstanding at January 1, | Warrants	10,089,474	7,757,974	6,129,160
SARs forfeited | Warrants	151,493	202,520	326,895
SARs exercised | Warrants	5,862	91,844	12,832
SARs expired | Warrants	178,471	65,686	36,297
Number of share options, outstanding at December 31, | Warrants	11,889,848	10,089,474	7,757,974
SARs exercisable | Warrants	6,983,155	4,811,500	3,048,090
Weighted average remaining contract life (years)	6 years 11 months 4 days	7 years 4 months 28 days	8 years 4 months 28 days
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 6.62	$ 10.24	$ 9.28
SARs granted | Warrants	2,136,200	2,691,550	2,004,838
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10.09	$ 10.08	$ 10.08
SARs forfeited	10	10	10
Weighted average exercise price, Outstanding at December 31,	10.1	10.09	10.08
SARs exercisable	$ 0	$ 0	$ 0
Number of share options, outstanding at January 1, | shares	3,680,000	3,642,000	3,666,000
SARs forfeited | shares	12,000	12,000	24,000
Number of share options, outstanding at December 31, | shares	3,668,000	3,680,000	3,642,000
SARs exercisable | shares	0	0	0
Weighted average remaining contract life (years)	4 years 7 months 6 days	5 years 7 months 6 days	6 years 6 months 18 days
Performance Based Options [Member] | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 0	$ 11.15	$ 0
SARs granted | shares	0	50,000	0
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10	$ 10	$ 10
SARs forfeited	10
SARs exercised	0	10	10
SARs expired	10	10	10
Weighted average exercise price, Outstanding at December 31,	10	10	10
SARs exercisable	$ 10	$ 10	$ 10
Number of share options, outstanding at January 1, | Warrants	1,315,798	1,342,648	1,348,004
SARs forfeited | Warrants	4,950
SARs exercised | Warrants	0	25,938	720
SARs expired | Warrants	20,166	912	4,636
Number of share options, outstanding at December 31, | Warrants	1,290,682	1,315,798	1,342,648
SARs exercisable | Warrants	1,290,682	1,315,798	1,342,648
Weighted average remaining contract life (years)	4 years 6 months	5 years 6 months	6 years 6 months
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 2.9	$ 2.81	$ 2.74
SARs forfeited	1.5	0	1.14
SARs exercised	1.08	1.22	1.24
SARs expired	1.37	1.24	0.85
Weighted average exercise price, Outstanding at December 31,	2.97	2.9	2.81
SARs exercisable	$ 2.97	$ 2.9	$ 2.81
Number of share options, outstanding at January 1, | Warrants	477,842	503,310	525,181
SARs forfeited | Warrants	2,275	0	909
SARs exercised | Warrants	15,401	23,207	20,951
SARs expired | Warrants	2,451	2,261	11
Number of share options, outstanding at December 31, | Warrants	457,715	477,842	503,310
SARs exercisable | Warrants	457,715	477,842	503,310
Weighted average remaining contract life (years)	2 years	3 years	4 years 3 days